Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Reconciliation of the Expected Income Tax Recovery

The reconciliation of the expected income tax recovery is as follows:

	2026	2025
Net loss for the year	$2,683,523	$3,313,365
Statutory tax rate	27%	27%
Expected income tax recovery	724,000	895,000
Decrease to income tax recovery due to:
Non-deductible permanent differences	(355,000)	(396,000)
Change in tax assets not recognized	(369,000)	(499,000)
Income tax recovery	$-	$-

Schedule of Deferred Tax Assets

 The significant components of the Company’s deferred tax assets are as follows:

	March 31, 2026	March 31, 2025
Mineral property interests	3,124,000	2,878,000
Equipment	98,000	98,000
Operating losses carried forward	5,172,000	4,935,000
Capital losses and other	1,048,000	1,162,000
Total deferred tax assets	9,442,000	9,073,000
Deferred tax assets not recognized	(9,442,000)	(9,073,000)
	$-	$-

Schedule of Unrecognized Deductible Temporary Differences and Unused Tax Losses

The Company’s unrecognized deductible temporary differences and unused tax losses consist of the following:

	March 31, 2026	March 31, 2025
Mineral property interests	$11,572,000	$10,660,000
Equipment	362,000	361,000
Operating losses carried forward	19,155,000	18,277,000
Capital losses and other	3,882,000	4,303,000
Unrecognized deductible temporary differences	$34,971,000	$33,601,000

Schedule of Deferred Potential Tax Deductions	The losses expire as follows:
Expiry date	$
2027	618,000
2028	928,000
2029	908,000
2030	706,000
2031	1,704,000
2032	1,339,000
2033	1,092,000
2034	879,000
2035	530,000
2036	196,000
2037	233,000
2038	271,000
2039	530,000
2040	428,000
2041	1,101,000
2042	2,228,000
2043	1,703,000
2044	1,801,000
2045	1,082,000
2046	878,000
Total	19,155,000